INITIAL PUBLIC OFFERING (Details) - Golden Star Acquisition Corporation [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Gross proceeds from Public Shares	$ 69,000,000	$ 69,000,000
Proceeds allocated to public rights	(13,059,498)	(13,059,498)
Allocation of offering costs related to ordinary shares	(3,042,588)	(3,042,588)
Accretion of carrying value to redemption value	17,720,290	16,792,086
Subsequent measurement of ordinary shares subject to possible redemption (interest and dividends earned on trust account)	4,552,623	2,357,323
Ordinary shares subject to possible redemption (plus any interest and dividends earned on the Trust Account)	$ 27,823,892	$ 72,047,323
Redemption of public shares	(47,346,935)